Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2018	Apr. 01, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Liabilities, Net			$ 0	$ 0
Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			8.25%	16.50%	16.50%
Deferred Tax Assets, Operating Loss Carryforwards			$ 0	$ 0
Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
Deferred Tax Assets, Operating Loss Carryforwards			$ 0	$ 0
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		16.50%
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member] | Subsidiaries [Member]
Operating Loss Carryforwards			$ 7,634	$ 8,074
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member] | First HK$2.0 Million Profits [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	8.25%
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member] | Subsequent Profits [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%
Income Tax Jurisdiction, Domestic Federal [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%